Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Disclosure of Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We do not grant stock options, stock appreciation rights or similar option-like equity instruments. Accordingly, we do not have a policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information.

Award Timing Method	We do not grant stock options, stock appreciation rights or similar option-like equity instruments.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, we do not have a policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information.